INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
INTANGIBLE ASSETS
Note 11. INTANGIBLE ASSETS

As of December 26, 2020 and June 27, 2020, intangible assets consist of the following:

	December 26,	June 27,
	2020	2020

Dispensary Licenses	$133,053,216	$139,736,881
Customer Relationships	18,586,200	18,586,200
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,343,352	9,255,026
Intellectual Property	7,850,517	8,520,121

Total Intangible Assets	176,428,222	183,693,165

Dispensary Licenses	(23,064,894)	(19,162,587)
Customer Relationships	(13,407,729)	(8,113,913)
Management Agreement	(665,276)	(565,972)
Capitalized Software	(3,462,896)	(2,273,432)
Intellectual Property	(2,246,961)	(5,496,231)

Less Accumulated Amortization	(42,847,756)	(35,612,135)

Intangible Assets, Net	$133,580,466	$148,081,030

The Company recorded amortization expense related to continuing operations of $6,023,730 and $9,376,584 for the three and six months ended December 26, 2020, respectively. The Company recorded amortization expense related to continuing operations of $3,705,231 and $7,065,198 for the three and six months ended December 28, 2019, respectively. During the three and six months ended December 26, 2020, $13,300 and $38,119, respectively, of share-based compensation was capitalized to capitalized software. During the three and six months ended December 28, 2019, $70,988 and $272,242, respectively, of share-based compensation was capitalized to capitalized software.

As of June 27, 2020 and June 29, 2019, intangible assets consist of the following:

	2020	2019

Dispensary Licenses	$139,736,881	$179,628,706
Customer Relationships	18,586,200	18,415,200
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,255,026	4,010,454
Intellectual Property	8,520,121	8,212,764

Total Intangible Assets	183,693,165	217,862,061

Less Accumulated Amortization	(35,612,135)	(16,760,646)

Intangible Assets, Net	$148,081,030	$201,101,415

As of June 27, 2020, accumulated amortization for dispensary licenses, customer relationships, management agreement, capitalized software and intellectual property is $19,162,587, $8,113,913, $565,972, $2,273,432 and $5,496,231 respectively. As of June 29, 2019, accumulated amortization for dispensary licenses, customer relationships, management agreement, capitalized software and intellectual property is $9,330,150, $6,484,668, $366,667, $579,161 and nil, respectively.

The Company recorded amortization expense related to continuing operations of $16,880,094 and $12,439,105 for the year ended June 27, 2020 and June 29, 2019, respectively. During the year ended June 27, 2020 and June 29, 2019, $346,180 and $276,847, respectively, of share-based compensation was capitalized to capitalized software.

During the year ended June 27, 2020, management noted indicators of impairment of its long-lived assets of certain asset groups in California, Nevada and Florida. The Company used various Level 3 inputs and a discounted cash flow model to determine the fair value of these asset groups. Accordingly, the Company recorded an impairment of $38,959,000 which is included as a component of impairment expense in the accompanying Consolidated Statement of Operations.